Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2014
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Strategic

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$13.64	$14.25	$16.02

Interest Income	−	0.01	0.01
Expenses	(0.79)	(1.24)	(1.37)
Realized/Unrealized Income (Loss) (1)	0.77	0.62	(0.41)

Net Loss	(0.02)	(0.61)	(1.77)

Net asset value, December 31:	$13.62	$13.64	$14.25

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(5.5)%	(8.9)%	(9.0)%
Expenses before Incentive Fees	5.4%	9.0%	9.1%
Expenses after Incentive Fees	5.5%	9.0%	9.1%
Total return before incentive fees	− (2)	(4.3)%	(11.0)%
Total return after incentive fees	(0.1)%	(4.3)%	(11.0)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners’ share of income, expenses and average net assets.

Spectrum Currency

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$7.39	$7.57	$8.63

Interest Income	– (2)	– (2)	– (2)
Expenses	(0.53)	(0.53)	(0.53)
Realized/Unrealized Income (Loss) (1)	1.63	0.35	(0.53)

Net Income (Loss)	1.10	(0.18)	(1.06)

Net asset value, December 31:	$8.49	$7.39	$7.57

For the Calendar Year:
Ratios to average net assets:
Net Investment Gain (Loss)	(7.0)%	(7.2)%	(6.6)%
Expenses before Incentive Fees	5.4%	6.4%	6.7%
Expenses after Incentive Fees	7.0%	7.2%	6.7%
Total return before incentive fees	16.6%	(1.6)%	(12.3)%
Total return after incentive fees	14.9%	(2.4)%	(12.3)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Select

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$26.48	$27.76	$31.24

Interest Income	– (2)	0.01	0.02
Expenses	(1.64)	(2.17)	(2.44)
Realized/Unrealized Income (Loss) (1)	5.34	0.88	(1.06)

Net Income (Loss)	3.70	(1.28)	(3.48)

Net asset value, December 31:	$30.18	$26.48	$27.76

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.3)%	(7.9)%	(8.0)%
Expenses before Incentive Fees	6.3%	8.0%	8.1%
Expenses after Incentive Fees	6.3%	8.0%	8.1%
Total return before incentive fees	14.0%	(4.6)%	(11.1)%
Total return after incentive fees	14.0%	(4.6)%	(11.1)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Technical

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$16.55	$16.71	$19.65

Interest Income	– (2)	0.01	0.01
Expenses	(1.09)	(1.24)	(1.38)†
Realized/Unrealized Income (Loss) (1)	3.61	1.07	(1.57)

Net Income (Loss)	2.52	(0.16)	(2.94)

Net asset value, December 31:	$19.07	$16.55	$16.71

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.6)%	(7.5)%	(7.7)%
Expenses before Incentive Fees	5.9%	7.5%	7.8%††
Expenses after Incentive Fees	6.6%	7.5%	7.8%††
Total return before incentive fees	15.9%	(1.0)%	(15.0)%
Total return after incentive fees	15.2%	(1.0)%	(15.0)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.

†	Expenses per Unit would have been $(1.39) in 2012 had it not been for the management fee waived by Chesapeake.

††	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 of the average net assets).